Jody M. Walker
                            Attorney At Law
                        7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

December 2, 2009

Ta Tanisha Meadows
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20529
Telephone: (202) 551-3322
Facsimile: (202) 772-9361

Re:   Pricester.com, Inc.
      Item 4.01 Form 8-K
      Filed October 20, 2009
      File No. 333-118993

Dear Ms. Meadows:

In response to your comment letter dated October 23, 2009, please note the following:

Item 4.01 8-K filed October 20, 2009
1. The date of resignation disclosed in the third paragraph differs from the date disclosed in the first paragraph. Please revise or advise.

The date in the third paragraph has been revised for accuracy.

2. Please revise your disclosure regarding the period during which there was no consultation with Larry O'Donnell CPA. This period should include the two most recent years and any subsequent interim period preceding the date of engagement on August 16, 2009. Refer to paragraph (a)(2) of Item 304 of Regulation S-K. In addition, please revise your reference to Regulation S-B to Regulation S-K.

The period during which there was no consultation with Larry
O'Donnell CPA has been revised. Additionally, the references to Regulation S-B has been changed to Regulation S-K.

3. Please disclose that you are unable to obtain an Exhibit 16 letter from your former accountant under Item 4.01 in your amended filing.

The disclosure has been made under Item 4.01.



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Thank you for your time and consideration in this matter.  Please do not hesitate to contact me if you have any questions or require further information.

Very truly yours,

/s/Jody M. Walker
---------------------
Jody M. Walker